Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Lease right-of-use assets	€ 417	€ 437
Property and equipment	348	372
Goodwill	1,168	894
Intangible assets	127	89
Long term investments	1,138	916
Restricted cash and other non-current assets	78	77
Deferred tax assets	8	13
Non-current assets	3,284	2,798
Current assets
Trade and other receivables	690	621
Income tax receivable	5	5
Short term investments	867	756
Cash and cash equivalents	2,483	2,744
Other current assets	307	246
Current assets	4,352	4,372
Total assets	7,636	7,170
Equity
Share capital	0	0
Other paid in capital	4,789	4,746
Treasury shares	(262)	(260)
Other reserves	1,521	853
Accumulated deficit	(3,647)	(3,220)
Equity attributable to owners of the parent	2,401	2,119
Non-current liabilities
Exchangeable Notes	1,128	1,202
Lease liabilities	555	579
Accrued expenses and other liabilities	28	37
Provisions	3	7
Deferred tax liabilities	5	0
Non-current liabilities	1,719	1,825
Current liabilities
Trade and other payables	845	793
Income tax payable	11	23
Deferred revenue	520	458
Accrued expenses and other liabilities	2,093	1,841
Provisions	26	22
Derivative liabilities	21	89
Current liabilities	3,516	3,226
Total liabilities	5,235	5,051
Total equity and liabilities	€ 7,636	€ 7,170